Other assets (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Other assets
Prepayments	€ 176.4	€ 237.2	€ 235.2
Interest receivable	2.3	0.8	0.3
Total other assets	€ 178.7	€ 238.0	€ 235.5